Shareholder Fees {- Fidelity Sustainability Bond Index Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Sustainability Bond Index Fund PRO-05 | Fidelity Sustainability Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none